Other reserves	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other reserves

27 Other reserves

	Hedge reserve 2017 £m	Other reserves 2017 £m	Total 2017 £m	Total 2016 £m
At start of year	(133)	(32)	(165)	341
Profit attributable to RELX PLC and RELX NV shareholders	–	1,659	1,659	1,161
Dividends paid	–	(762)	(762)	(683)
Actuarial gains /(losses) on defined benefit pension schemes	–	233	233	(262)
Fair value movements on cash flow hedges	137	–	137	(165)
Transfer to net profit from cash flow hedge reserve	25	–	25	46
Tax recognised in other comprehensive income	(30)	(59)	(89)	64
Increase in share based remuneration reserve (net of tax)	–	42	42	44
Cancellation of shares	–	(566)	(566)	(707)
Settlement of share awards	–	(37)	(37)	(39)
Exchange translation differences	(2)	12	10	35
At end of year	(3)	490	487	(165)

Other reserves principally comprise retained earnings and the share based remuneration reserve.